Label	Element	Value
Compass EMP REC Enhanced Volatility Weighted Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547580_SupplementTextBlock

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated July 10, 2015 to the

Prospectus dated November 1, 2014, as supplemented May 1, 2015

The Prospectus is being supplemented to revise certain information contained therein with respect to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP REC Enhanced Volatility Weighted Fund
Strategy [Heading]	rr_StrategyHeading	2. Compass EMP REC Enhanced Volatility Weighted Fund - Effective August 31, 2015, the third paragraph under Principal Investment Strategies on page 22 of the Prospectus and the second paragraph under the Compass EMP REC Enhanced Volatility Weighted Fund on page 49 are hereby replaced in their entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index. During a period of market decline, defined as a decline of 13% or more from the all-time daily high value of the CEMP U.S. REIT 100 Volatility Weighted Index based on the month-end value, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the CEMP U.S. REIT 100 Volatility Weighted Index declines 13% or more, the Index will liquidate 75% of the stocks included in the Index. The Index will reinvest in stocks as follows:

•                  The Index will return to being fully invested if the month-end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a level that is less than a 13% decline from its all-time daily high.

•                  If the CEMP U.S. REIT 100 Volatility Weighted Index declines by 26% (or more) from its recent highest value, 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP International 500 Volatility Weighted Index declines by 39% (or more) from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.

•                  If the CEMP U.S. REIT 100 Volatility Weighted Index declines by 52% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index’s exposure to the market is dictated by a mathematical index construction algorithm. The Index’s REIT component is reconstituted every March and September. The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

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This Supplement and the existing Statement of Additional Information dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.